Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
The components of the Company's long-term debt are summarized below (dollars in thousands):

	2015	2014

Junior subordinated debentures owed to City Holding Capital Trust III, due 2038, interest at a rate of 4.01% and 3.74%, respectively	$16,495	$16,495